UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

The Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/16 is included with this Form.

The Value Line Tax Exempt Fund, Inc.
Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (98.7%)

	ALABAMA (0.5%)
$310,000	University of Alabama (The), Revenue Bonds, Ser. A, 4.50%, 10/1/40	Aa2		$332,137

	ALASKA (0.3%)
200,000	North Slope Boro Alaska, General Obligation Unlimited, NATL-RE Insured, Ser. A, 5.00%, 6/30/17	Aa2		210,812

	ARIZONA (1.0%)
150,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/38	Aa2		176,748
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa		258,652
200,000	Yuma Municipal Property Corp., Revenue Bonds, Senior Lien, 5.00%, 7/1/27	A1		247,390
				682,790

	ARKANSAS (0.8%)
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		556,955

	CALIFORNIA (15.1%)
150,000	Berkeley Joint Powers Financing Authority, Revenue Bonds, 5.00%, 10/1/20	AA	*	173,736
100,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, 5.00%, 9/1/33	Aa3		118,576
500,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1		552,140
250,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Children’s Hospital, Ser. B, 5.00%, 8/15/26	Aa3		295,710
270,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3		295,186
225,000	California State Department of Water Resources Center Valley Project Water System, Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1		252,254
	California State Public Works Board, Revenue Bonds:
500,000	Department of Corrections and Rehabilitation, 5.00%, 6/1/27	A1		599,225
250,000	Judicial Council Projects, Ser. D, 5.00%, 12/1/18	A1		277,085
200,000	Ser. H, 5.00%, 12/1/24	A1		251,868
	California State, General Obligation Unlimited:
565,000	5.00%, 2/1/38	Aa3		656,185
500,000	5.25%, 11/1/40	Aa3		584,435
250,000	City of Pasadena, California Certificate of Participation, Ser. C, 4.75%, 2/1/38	AA+	*	268,527
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	A2		307,090
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, AGM Insured, 5.25%, 10/15/21	A2		269,866
150,000	Long Beach Community College District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/32	Aa2		150,255
	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds, Proposition C:
60,000	Senior Ser. B, 5.00%, 7/1/22	Aa2		73,567
75,000	Senior Ser. C, 5.00%, 7/1/21	AA+	*	89,838

1

March 31, 2016

Principal Amount		Rating (unaudited)		Value

$200,000	Los Angeles County Public Works Financing Authority, Lease Revenue, Revenue Bonds, Ser. D, 4.00%, 12/1/40	A1	*	$213,034
125,000	Los Angeles Unified School District, General Obligation Unlimited, Refunding Bonds, Ser. A, 5.00%, 7/1/23	Aa2		155,240
135,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. B, AMBAC Insured, 5.00%, 7/1/18 (2)	Aa2		142,367
220,000	Marin Community College District, General Obligation Unlimited, Election 2004, Ser. B, 4.75%, 8/1/34	Aa1		248,252
	Metropolitan Water District of Southern California, Refunding Revenue Bonds:
330,000	Ser. C, 4.00%, 10/1/22	Aa1		377,147
60,000	Ser. F, 5.00%, 7/1/28	Aa1		72,823
50,000	Sacramento City Financing Authority, Revenue Bonds, Master Lease Program Facilities, Ser. E, AMBAC Insured, 5.25%, 12/1/24 (2)	A2		63,370
150,000	Sacramento Municipal Utility District, Revenue Bonds, Ser. A, 5.00%, 8/15/41	Aa3		174,923
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		290,180
150,000	San Diego Public Facilities Financing Authority Water Revenue, Revenue Bonds, Ser. A, 5.25%, 8/1/38	Aa2		163,517
150,000	San Francisco Bay Area Rapid Transit District, General Obligation Unlimited, Election 2004, Ser. D, 4.00%, 8/1/24	Aaa		179,529
200,000	San Jose Unified School District Santa Clara Country, General Obligation Unlimited, Election 2012, Ser. A, 3.80%, 8/1/37	Aa1		208,930
130,000	San Marcos Redevelopment Agency Successor Agency, Tax Allocation, Refunding Bonds, Ser. A, 5.00%, 10/1/25	AA-	*	164,555
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	A1		896,844
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa2		160,418
200,000	State of California, General Obligation Unlimited, 4.00%, 3/1/25	Aa3		236,554
	State of California, General Obligation Unlimited, Refunding Bonds:
105,000	5.00%, 2/1/24	Aa3		126,886
250,000	5.25%, 2/1/29	Aa3		299,390
	State of California, General Obligation Unlimited, Various Purpose Bonds:
115,000	5.00%, 11/1/23	Aa3		143,108
250,000	5.00%, 9/1/41	Aa3		289,847
260,000	5.50%, 4/1/21	Aa3		295,571
150,000	University of California Limited Project, Revenue Bonds, Ser. G, 5.00%, 5/15/37	Aa3		175,707
150,000	University of California, Revenue Bonds, Ser. I, 5.00%, 5/15/28	Aa3		186,396
				10,480,131

	COLORADO (0.8%)
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		574,465

	CONNECTICUT (0.7%)
200,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		205,248
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty - Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		297,995
				503,243

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

	DELAWARE (0.3%)
$200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	$221,188

	DISTRICT OF COLUMBIA (0.2%)
100,000	District of Columbia Income Tax Secured Revenue, Revenue Bonds, Ser. G, 5.00%, 12/1/36	Aa1		118,376

	FLORIDA (5.6%)
650,000	Cape Coral Florida Utility Special Assessment, Southwest 4 Area, NATL-RE Insured, 4.50%, 7/1/18	A2		674,212
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/23	A1		293,610
250,000	City of Jacksonville, Florida Special Revenue, Revenue Bonds, Ser. A, 5.25%, 10/1/30	Aa3		293,470
125,000	City of Tampa, Florida Baycare Health System, Revenue Bonds, Ser. A, 5.00%, 11/15/24	Aa2		149,318
125,000	County of Palm Beach, Florida Public Improvement, Revenue Bonds, Ser. D, 5.00%, 12/1/45	Aa1		147,795
240,000	County of State Lucie, Florida Sales Tax Revenue, Refunding Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/24	A2		292,291
75,000	Hillsborough County Industrial Development Authority, Hospital Revenue Refunding Bonds, Tampa General Hospital Project, Ser. A, 5.00%, 10/1/20	A3		85,784
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, NATL-RE Insured, 5.00%, 7/1/22	Aa2		437,273
300,000	Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/23	A2		359,547
750,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		863,692
250,000	State of Florida, Department of Transportation, General Obligation Unlimited, 5.00%, 7/1/22	Aa1		298,970
				3,895,962

	GEORGIA (3.0%)
150,000	Augusta Georgia Water & Sewerage Revenue, Revenue Bonds, 4.00%, 10/1/28	A1		165,171
500,000	City of Atlanta, Georgia Water & Wastewater Revenue, Revenue Bonds, Ser. B, AGM Insured, 5.25%, 11/1/34	Aa3		560,510
	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser.:
125,000	5.25%, 7/1/36	Aa2		140,110
500,000	Ser. A, 4.00%, 7/1/36	Aa2		530,920
630,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2		700,195
				2,096,906

	GUAM (0.5%)
	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured:
150,000	5.00%, 10/1/20	A2		174,074
120,000	5.00%, 10/1/39	A2		138,571
				312,645

	HAWAII (1.0%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2		563,701
100,000	City & County Honolulu Hawaii, General Obligation Unlimited, Ser. A, 5.00%, 10/1/38	Aa1		118,975
				682,676

3

March 31, 2016

Principal Amount		Rating (unaudited)		Value

	IDAHO (0.8%)
$250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	A2		$286,355
250,000	Idaho State Building Authority, Revenue Bonds, 5.00%, 9/1/40	Aa2		290,212
				576,567

	ILLINOIS (2.5%)
100,000	Cook County Forest Preserve District, General Obligation Unlimited, Ser. C, 5.00%, 12/15/37	A2		109,641
200,000	Cook County, General Obligation Unlimited, Ser. C, 4.25%, 11/15/19	A2		215,590
250,000	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Ser. B, 5.00%, 7/1/26	A2		288,845
150,000	Illinois State Toll Highway Authority, Revenue Bonds, Ser. C, 5.00%, 1/1/37	Aa3		172,931
190,000	Kane Kendall Etc Counties Community College District No. 516, General Obligation Unlimited, Ser. A, 5.00%, 12/15/20	Aa1		221,914
500,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2		532,705
150,000	University of Illinois, Revenue Bonds, Auxiliary Facilities System, Ser. A, 5.00%, 4/1/17	Aa3		156,279
				1,697,905

	INDIANA (1.2%)
750,000	Saint Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa		805,470

	IOWA (0.8%)
50,000	Iowa Finance Authority, Health Care Facility, Genesis Health System, Revenue Bonds, 5.00%, 7/1/22	A1		59,809
500,000	Iowa Finance Authority, State Revolving Fund, Revenue Bonds, 3.38%, 8/1/29	Aaa		525,965
				585,774

	KANSAS (0.7%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa		510,295

	KENTUCKY (0.7%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects, Ser. A, 5.00%, 7/1/19	Aa2		504,643

	LOUISIANA (0.8%)
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Parish of East Baton Rouge Road Improvements, 5.00%, 8/1/24	Aa3		299,357
145,000	State of Louisiana Gasoline & Fuels Tax Revenue, Revenue Bonds, Ser. C-1, 5.00%, 5/1/30	Aa3		171,911
85,000	State of Louisiana Highway Improvement Revenue, Revenue Bonds, Ser. A, 5.00%, 6/15/28	A1		104,141
				575,409

	MAINE (0.9%)
225,000	Maine Municipal Bond Bank, Revenue Bonds, Ser. D, 4.00%, 11/1/20	AA+	*	252,583
200,000	Maine State Health & Higher Educational Facilities Authority Revenue, Refunding Revenue Bonds, Colby College, Ser. A, 5.00%, 7/1/39	Aa2		230,294
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		117,510
				600,387

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

	MARYLAND (0.8%)
$500,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa		$553,690

	MASSACHUSETTS (4.1%)
245,000	Martha’s Vineyard Land Bank, Revenue Bonds, AMBAC Insured, 4.25%, 5/1/36 (2)	A-	*	248,366
500,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1		529,455
	Massachusetts Development Finance Agency:
500,000	Harvard University, Revenue Bonds, Ser. B-2, 5.25%, 2/1/34	Aaa		587,730
75,000	Partners Healthcare, Revenue Bonds, Ser. L, 5.00%, 7/1/36	Aa3		86,603
250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa		288,078
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2		654,320
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa2		292,750
115,000	Town of Nantucket, Massachusetts Municipal Purpose Loan, General Obligation Limited, 4.13%, 2/15/24	Aa1		121,629
				2,808,931

	MICHIGAN (0.2%)
145,000	Michigan Finance Authority, State Revolving Fund Revenue, Clean Water, Refunding Revenue Bonds, 5.00%, 10/1/20	AAA	*	169,936

	MINNESOTA (0.3%)
150,000	State of Minnesota Public Facilities Authority Revenue, Refunding Revenue Bonds, Ser. B, 5.00%, 3/1/28	Aaa		189,833

	MISSISSIPPI (0.5%)
300,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2		329,910

	MISSOURI (0.3%)
150,000	Metropolitan State Louis Sewer District, Waste Water System Improvement, Refunding Revenue Bonds, Ser. B, 5.00%, 5/1/31	Aa1		184,130

	NEBRASKA (0.9%)
285,000	Central Plains Energy Project, Revenue Bonds, Project No. 3, 5.00%, 9/1/21	A3		328,539
250,000	University of Nebraska, Lincoln Student, Revenue Bonds, 4.00%, 7/1/33	Aa1		269,763
				598,302

	NEVADA (0.4%)
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2		272,407

	NEW HAMPSHIRE (0.8%)
500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1		551,600

	NEW JERSEY (3.6%)
100,000	New Jersey Institute of Technology, Revenue Bonds, Ser. A, General Obligation of Institution Insured, 5.00%, 7/1/42	A1		114,254
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa		1,160,690
	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds:
245,000	Hospital Asset Transformation, Ser. A, 5.25%, 10/1/18	A3		263,978

5

March 31, 2016

Principal Amount		Rating (unaudited)	Value

$150,000	Ser. A, 4.00%, 7/1/26	A3	$161,500
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System:
245,000	Ser. A, AMBAC Insured, 4.75%, 12/15/37 (2)	A3	250,057
250,000	Ser. B, 5.00%, 6/15/18	A3	266,450
	New Jersey State Turnpike Authority, Revenue Bonds:
165,000	Ser. A, 5.00%, 1/1/29	A3	194,741
100,000	Ser. F, 5.00%, 1/1/35	A3	115,503
			2,527,173

	NEW MEXICO (0.6%)
140,000	County of Santa Fe New Mexico Gross Receipts Tax Revenue, Revenue Bonds, Ser. A, 4.00%, 6/1/20	Aa3	155,691
250,000	New Mexico Finance Authority, State Transportation Revenue, Refunding Revenue Bonds, 5.00%, 6/15/18	Aa1	273,338
			429,029

	NEW YORK (9.1%)
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa2	160,287
400,000	County of Westchester, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aa1	423,144
400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	Aa1	440,248
110,000	Long Island Power Authority, Revenue Bonds, Ser. B, 5.00%, 9/1/23	Baa1	132,273
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	A1	233,112
	New York State Dormitory Authority, Revenue Bonds:
65,000	Albany Medical Center, Ser. A-1, AGM/FHA Insured, 5.00%, 8/15/18	A2	65,252
100,000	Barnard College, Ser. A, 5.00%, 7/1/30	A1	121,218
100,000	Cornell University, Ser. A, 5.00%, 7/1/40	Aa1	113,760
50,000	Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/25	Aa3	59,530
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	Aa1	556,580
150,000	State Personal Income Tax Revenues General Purpose, Ser. A, 4.50%, 3/15/35	Aa1	163,388
250,000	State Personal Income Tax Revenues General Purpose, Ser. A, 5.00%, 2/15/23	Aa1	305,745
150,000	State Personal Income Tax Revenues, Ser. B, Group C, 5.00%, 2/15/38	Aa1	175,633
300,000	New York State Environmental Facilities Corp., Revenue Bonds, Ser. A, 5.00%, 12/15/16	Aa1	309,621
	New York State Environmental Facilities Corp., Revolving Funds Revenue Bonds:
500,000	Ser. B, 5.00%, 6/15/28	Aaa	544,935
125,000	Ser. C, 4.13%, 6/15/22	Aaa	129,825
	New York State Urban Development Corp., State Personal Income Tax Revenue:
250,000	Revenue Bonds, Ser. A, 5.00%, 3/15/28	Aa1	311,827
150,000	Revenue Bonds, Ser. C, 5.00%, 12/15/17	Aa1	161,063
	New York State, General Obligation Unlimited:
65,000	Prerefunded Fiscal 2008, Subser. C-1, 5.00%, 10/1/24	AA*	69,158
285,000	Prerefunded Fiscal 2008, Subser. C-1, 5.00%, 10/1/24	Aa2	303,408
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa3	105,929
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One
	Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa3	115,450
325,000	Port Authority of New York & New Jersey, Revenue Bonds, 194th Series, 5.00%, 10/15/41	Aa3	384,189
	Triborough Bridge & Tunnel Authority, Revenue Bonds:
250,000	FSA-CR AGM-CR MBIA Insured, 5.50%, 11/15/19	A1	291,160
500,000	Subser. D, 5.00%, 11/15/26	A1	551,630
100,000	Unrefunded, Ser. C, 5.00%, 11/15/19	Aa3	110,987
			6,339,352

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

	NEW YORK CITY (6.9%)
$250,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		$291,680
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2		260,088
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
215,000	Prerefunded, Ser. C, 4.75%, 6/15/33		**	216,909
250,000	Ser. DD, 4.50%, 6/15/38	Aa1		265,940
100,000	Ser. DD, 5.00%, 6/15/34	Aa1		118,854
65,000	Ser. EE, 5.00%, 6/15/45	Aa1		75,262
60,000	Ser. FF, 5.00%, 6/15/45	Aa1		69,542
285,000	Unrefunded, Ser. C, 4.75%, 6/15/33	Aa1		287,291
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa1		223,078
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa1		169,442
500,000	New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa1		521,475
	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
300,000	Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		345,216
265,000	Prerefunded, Ser. B, 5.00%, 11/1/23		**	277,434
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		167,379
120,000	Subordinated Future Tax Secured, Subser. A-1, 5.00%, 8/1/26	Aa1		150,619
200,000	Subser. A-1, 5.00%, 8/1/31	Aa1		242,930
200,000	Subser. B-1, 5.00%, 8/1/39	Aa1		235,912
160,000	Subser. F-1, 5.00%, 5/1/23	Aa1		197,792
135,000	Unrefunded, Ser. B, 5.00%, 11/1/23	Aa1		141,349
200,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2012, Subser. S-1A, State Aid Withholding Insured, 4.00%, 7/15/21	Aa2		226,920
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art, Ser. 1A, 5.00%, 4/1/28	Aa2		274,302
				4,759,414

	NORTH CAROLINA (2.9%)
305,000	Nash Health Care Systems Health Care Facilities Revenue, Revenue Bonds, 4.50%, 11/1/37	A-	*	320,210
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A2		401,955
300,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		342,789
85,000	North Carolina Medical Care Commission, Revenue Bonds, Wake Forest Baptist Obligated Group, Ser. B, 5.00%, 12/1/24	A2		102,053
	Raleigh Durham Airport Authority, Revenue Bonds:
195,000	Ser. A, 5.00%, 5/1/36	Aa3		219,049
250,000	Ser. B-1, 5.00%, 11/1/28	Aa3		286,598
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		333,916
				2,006,570

	NORTH DAKOTA (0.8%)
290,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited, Ser. E, 5.00%, 5/1/25	Aa1		361,746
135,000	North Dakota Public Finance Authority, State Revolving Fund Program, Revenue Bonds, Ser. A, 5.00%, 10/1/26	Aaa		160,110
				521,856

7

March 31, 2016

Principal Amount		Rating (unaudited)		Value

	OHIO (3.1%)
$200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA+	*	$239,536
325,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa1		331,266
500,000	Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	A3		545,545
350,000	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, The Cleveland Museum Art Project, 5.00%, 10/1/19	AA+	*	396,287
150,000	Columbus Ohio Metropolitan Library Special Obligation, Revenue Bonds, Ser. 1, 5.00%, 12/1/23	Aa2		174,161
250,000	Country of Franklin, Ohio Hospital Facilities Revenue, Revenue Bonds, 5.00%, 5/15/45	Aa2		287,697
150,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		166,572
				2,141,064

	OKLAHOMA (0.4%)
250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA	*	295,305

	OREGON (1.1%)
150,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. D, 5.00%, 4/1/28	Aa2		186,687
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		602,810
				789,497

	PENNSYLVANIA (4.1%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, State Aid Withholding Insured, 5.00%, 12/15/34	Aa2		576,910
200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	AA-	*	228,416
495,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Refunding Bonds, Ser. A, AGM Insured, 5.25%, 12/15/32	A2		541,436
600,000	Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18 (2)	A1		656,310
100,000	Pennsylvania Infrastructure Investment Authority, Revenue Bonds, Ser. A, 4.00%, 5/15/32	AAA	*	111,388
300,000	Pittsburgh Public Schools, General Obligation Limited, Ser. B, State Aid Withholding Insured, 4.00%, 9/1/22	Aa3		332,601
	University of Pittsburgh-of the Commonwealth System of Higher Education, Capital
	Project Revenue Bonds, Ser. B:
100,000	5.00%, 9/15/19	Aa1		112,765
50,000	5.00%, 9/15/31	Aa1		55,381
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	251,327
				2,866,534

8

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

	RHODE ISLAND (0.4%)
$250,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Consolidated Capital Development Loan, Ser. C, NATL-RE Insured, 5.00%, 11/15/16	Aa2		$256,912

	SOUTH CAROLINA (2.3%)
500,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		557,235
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aaa		400,589
150,000	Clemson University South Carolina Athletic Facilities, Refunding Revenue Bonds, 3.00%, 5/1/20	Aa3		160,955
195,000	South Carolina Jobs-Economic Development Authority, Refunding and Improvement Revenue Bonds, Palmetto Health, 5.75%, 8/1/39	Baa1		211,557
250,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Georgetown Hospital, Ser. B, 3.50%, 2/1/25	A3		251,680
				1,582,016

	TENNESSEE (0.5%)
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A1		274,110
85,000	Tennessee Housing Development Agency, Revenue Bonds, Ser. 1C, 3.05%, 1/1/24	Aa1		91,630
				365,740

	TEXAS (9.2%)
825,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		899,200
65,000	City of Austin Texas, Water & Wastewater System Revenue, Revenue Bonds, 5.00%, 11/15/32	Aa2		75,686
160,000	City of Corpus Christi, Texas General Improvement Bonds, 5.00%, 3/1/24	Aa2		197,821
100,000	City of Dallas, Unrefunded General Obligation Limited, Refunding Bonds, 5.00%, 2/15/23	Aa2		120,664
160,000	City of El Paso Texas, Water & Sewer Revenue, Improvement Refunding Revenue Bonds, Ser. A, 5.00%, 3/1/23	AA+	*	191,312
65,000	City of Houston Texas, Combined Utility System Revenue, Revenue Bonds, Ser. D, 5.00%, 11/15/42	AA	*	75,548
150,000	City of Houston Texas, Public Improvement Refunding Bonds, General Obligation Limited, Ser. A, 5.00%, 3/1/25	Aa3		167,076
70,000	City of Lubbock, Texas Certificates of Obligation, Waterworks System, General Obligation Limited, 5.00%, 2/15/23	Aa2		85,768
200,000	City of San Antonio Texas, Water System Revenue, Junior Lien, Refunding Revenue Bonds, Ser. B, 5.00%, 5/15/32	Aa2		241,278
250,000	Fort Worth Independent School District, School Building, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 2/15/20	Aa1		287,347
1,170,000	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	Aa2		1,306,527
	Leander Independent School District, Prefunded Bonds, General Obligation Unlimited:
2,305,000	PSF-GTD Insured,0.00%, 8/15/41 (1)		**	549,766
195,000	PSF-GTD Insured,0.00%, 8/15/41 (1)	AAA	*	46,145

9

March 31, 2016

Principal Amount		Rating (unaudited)		Value

$250,000	Lower Colorado River Authority, Revenue Bonds, Ser. A, 5.00%, 5/15/31	A1		$289,655
135,000	North Fort Bend Water Authority, Revenue Bonds, AGM Insured, Ser. A, 3.00%, 12/15/19	A2		143,913
200,000	Olmos Park Higher Education Facilities Corp., Refunding Revenue Bonds, University of the Incarnate Word, 5.00%, 12/1/23	A3		237,392
100,000	State of Texas, Transportation Commission, Highway Improvement, 5.00%, 4/1/25	Aaa		124,884
250,000	State of Texas, Water Financial Assistance, General Obligation Unlimited, Ser. B, 5.00%, 8/1/16	Aaa		253,843
275,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Ser. A, 5.00%, 11/15/38	Aa3		314,193
200,000	Texas Water Development Board, Revenue Bonds, Ser. A, 5.00%, 10/15/27	AAA	*	251,640
125,000	University of Texas Financing System, Revenue Bonds, Ser. D, 4.25%, 8/15/19	Aaa		138,945
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/30	AAA	*	381,150
				6,379,753

	VERMONT (0.7%)
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College, 5.00%, 10/1/42	Baa1		220,606
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		291,705
				512,311

	VIRGINIA (0.4%)
250,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program, Ser. C, 5.00%, 11/1/18	Aaa		276,675

	WASHINGTON (2.9%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		273,715
165,000	County of King Washington Refunding, General Obligation Limited, Ser. E, 5.00%, 12/1/30	Aa1		205,191
100,000	County of Pierce Washington, Sewer Revenue, Revenue Bonds, 4.00%, 8/1/37	Aa3		105,136
120,000	Energy Northwest Washington Electric Refunding-Project 3, Revenue Bonds, Ser. D, 5.00%, 7/1/16	Aa1		121,378
250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33	A1		293,197
200,000	Seattle Museum Development Authority, Special Obligation Refunding Bonds, Municipal Government Guaranteed, 5.00%, 4/1/26	Aa1		244,654
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa3		370,359
100,000	Washington State, Motor Vehicle Fuel Tax, General Obligation Unlimited, Ser. B, 5.00%, 7/1/24	Aa1		125,169
250,000	Washington State, Motor Vehicle Tax - Senior 520, General Obligation Unlimited, Ser. C, 5.00%, 6/1/32	Aa1		289,630
				2,028,429

	WEST VIRGINIA (0.3%)
175,000	West Virginia School Building Authority, Revenue Bonds, 5.00%, 7/1/17	A1		184,461

	WISCONSIN (2.5%)
150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32	Aa2		161,619
165,000	Wisconsin Department of Transportation, Revenue Bonds, Ser. 2, 5.00%, 7/1/24	Aa2		200,812
200,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Froedtert Health, Ser. A, 5.00%, 4/1/23	AA-	*	238,152
250,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Ser. B, 5.00%, 2/15/24	A-	*	293,170
750,000	Wisconsin State, General Obligation Unlimited, Ser. C, 4.50%, 5/1/20	Aa2		851,437
				1,745,190

10

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

	WYOMING (0.4%)
$220,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A	*	$242,779

	TOTAL LONG-TERM MUNICIPAL SECURITIES (98.7%) (Cost $65,117,041)			$68,433,535
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)			890,176
	NET ASSETS (3) (100.0%)			$69,323,711
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($69,323,711 ÷ 6,849,675 shares outstanding)			$10.12

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(3)	For federal income tax purposes, the aggregate cost was $65,117,041, aggregate gross unrealized appreciation was $3,364,261, aggregate gross unrealized depreciation was $47,767 and the net unrealized appreciation was $3,316,494.
AGM	Assured Guaranty Municipal.
AMBAC	American Municipal Bond Assurance Corporation.
Assured GTY	Assured Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance.
MBIA	Municipal Bond Investors Assurance Corporation.
NATL-RE	National Public Finance Guarantee Corporation.
PSF-GTD	Permanent School Fund Guaranteed.

11

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities*	$-	$68,433,535	$-	$68,433,535
Total Investments in Securities	$-	$68,433,535	$-	$68,433,535

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 31, 2016